QUARTERLY RESULTS (UNAUDITED) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 67,296	$ 93,088	$ 105,479	$ 105,529	$ 109,260	$ 108,673	$ 105,705	$ 107,395	$ 109,503	$ 141,303	$ 214,789	$ 413,356	$ 431,276	$ 424,095
Net income (loss)	(3,746)	162,590	2,573	9,006	8,851	(14,391)	14,905	17,825	19,073	(15,921)	17,857	183,020	37,412	79,551
Net income (loss) attributable to the Company	$ (3,746)	$ 162,568	$ 2,541	$ 8,973	$ 8,817	$ (14,425)	$ 14,872	$ 17,792	$ 19,039	$ (15,921)	$ 17,790	$ 182,899	$ 37,278	$ 79,420
Basic and diluted net income (loss) per common share (USD per share)	$ (0.01)	$ 0.52	$ 0.01	$ 0.03	$ 0.03	$ (0.05)	$ 0.05	$ 0.06	$ 0.06	$ (0.05)	$ 0.06	$ 0.59	$ 0.12	$ 0.25